INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
Intangible Assets [Abstract]
Disclosure of reconciliation of changes in intangible assets and goodwill

	As of
US$ MILLIONS	Dec. 31, 2020	Dec. 31, 2019
Cost	$3,527	$4,479
Accumulated amortization	(579)	(543)
Total	$2,948	$3,936
The following table presents the change in the cost balance of intangible assets:

	For the year ended
US$ MILLIONS	Dec. 31, 2020	Dec. 31, 2019
Cost at beginning of the year	$4,479	$4,631
Additions, net of disposals	35	21
Foreign currency translation	(987)	(173)
Cost at end of year	$3,527	$4,479

The following table presents the accumulated amortization for our company’s intangible assets:

	For the year ended
US$ MILLIONS	Dec. 31, 2020	Dec. 31, 2019
Accumulated amortization at beginning of year	$(543)	$(364)
Amortization	(152)	(195)
Foreign currency translation	116	16
Accumulated amortization at end of year	$(579)	$(543)

Disclosure of detailed information about intangible assets
Intangible assets are allocated to the following cash generating units:

	As of
US$ MILLIONS	Dec. 31, 2020	Dec. 31, 2019
Brazilian regulated gas transmission operation	$2,903	$3,885
U.K. regulated distribution operation	45	51
Total	$2,948	$3,936